RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2023
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

14.  RESTRICTED NET ASSETS

In accordance with the PRC laws and regulations, the Group’s PRC subsidiaries and the consolidated VIEs are required to make appropriation to certain reserve funds, namely general reserve fund, enterprise expansion fund, and staff bonus and welfare fund, all of which are appropriated from the subsidiaries’ annual after-tax profits as reported under PRC GAAP. The appropriation must be at least 10% of the annual after-tax profits to the general reserve fund until such reserve fund has reached 50% of the subsidiaries’ registered capital.

The domestic companies are also required to provide discretionary surplus fund, at the discretion of the Board of Directors, from its annual after-tax profits as reported under PRC accounting standards. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.

14.  RESTRICTED NET ASSETS (Continued)

Furthermore, cash transfers from the Group’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Group, or otherwise satisfy their foreign currency denominated obligations.

As a result of the PRC laws and regulations and the requirement that distributions by the PRC entity can only be paid out of distributable profits computed in accordance with PRC accounting standards, the PRC entity is restricted from transferring a portion of its net assets to the Group. Amounts restricted include paid-in capital and statutory reserves of the Group’s PRC subsidiaries and the VIEs.

As of December 31, 2022 and 2023, the restricted net assets of the Group’s relevant PRC entities amounted to HK$304,377 thousand and HK$304,377 thousand, respectively.

For the year ended December 31, 2023, the Group performed a test on the restricted net assets of subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets do not exceed 25% of the consolidated net assets of the Group as of December 31, 2023 and the condensed financial information of the Company are not required to be presented.